NOTE PAYABLE (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2016	Feb. 29, 2016
Amortization of debt discount			$ 0
OID Note
Note interest expense	$ 248,113	$ 413,703
Promissory Note
Note interest expense	153,174	291,117
Amortization of debt discount	$ 125,174	$ 239,177